Segment Information (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017 segment item	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Segment Information
Number of e-commerce platforms | item	2
Number of reportable segments | segment	4
Net revenues:
Net revenues		$ 8,315,328	¥ 54,102,019	¥ 38,178,844	¥ 22,802,895
Cost of revenues
Cost of revenues		(4,332,620)	(28,189,326)	(16,515,032)	(9,399,260)
Gross profit:
Gross profit		$ 3,982,708	25,912,693	21,663,812	13,403,635
Depreciation and amortization expenses
Total depreciation and amortization expenses of property and equipment and land use rights by segment			261,105	158,668	95,624
Online game services
Net revenues:
Net revenues			36,281,642	27,980,491	17,314,148
Cost of revenues
Cost of revenues			(13,473,339)	(9,974,146)	(5,393,555)
Gross profit:
Gross profit			22,808,303	18,006,345	11,920,593
Depreciation and amortization expenses
Total depreciation and amortization expenses of property and equipment and land use rights by segment			157,695	101,400	51,031
E-commerce
Net revenues:
Net revenues			11,670,416	4,541,744	1,173,620
Cost of revenues
Cost of revenues			(10,464,714)	(3,986,871)	(1,098,186)
Gross profit:
Gross profit			1,205,702	554,873	75,434
Depreciation and amortization expenses
Total depreciation and amortization expenses of property and equipment and land use rights by segment			4,745	274	32
Advertising services
Net revenues:
Net revenues			2,408,823	2,152,379	1,789,377
Cost of revenues
Cost of revenues			(797,892)	(749,652)	(599,032)
Gross profit:
Gross profit			1,610,931	1,402,727	1,190,345
Depreciation and amortization expenses
Total depreciation and amortization expenses of property and equipment and land use rights by segment			8,712	4,061	4,180
E-mail and others
Net revenues:
Net revenues			3,741,138	3,504,230	2,525,750
Cost of revenues
Cost of revenues			(3,453,381)	(1,804,363)	(2,308,487)
Gross profit:
Gross profit			287,757	1,699,867	217,263
Depreciation and amortization expenses
Total depreciation and amortization expenses of property and equipment and land use rights by segment			¥ 89,953	¥ 52,933	¥ 40,381